Leases	12 Months Ended
Aug. 31, 2024
Leases [Abstract]
LEASES
10.	LEASES

The Group has operating leases mainly for campuses, office space and learning centers, the lease term ranges from less than 12 months to 21 years. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Group does not have options to extend or terminate leases, as the renewals or terminations of these leases are on negotiation basis. None of these leases contain material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to the leases are as follows:

	As of August 31,
	2023	2024
	RMB	RMB
ROU assets	1,490,009	1,419,406
Operating lease liabilities – current	104,905	106,325
Operating lease liabilities – non-current	1,461,255	1,404,973
Weighted-average remaining lease term	12.64	13.12
Weight-average discount rate	4.11%	4.11%

The components of lease costs of these operating leases from continuing operations are as follow:

	For the year ended August 31,
	2023	2024
	RMB	RMB
Operating lease cost for fixed payments	131,758	154,461
Short - term lease costs	4,773	2,674
Variable lease costs	14,301	5,101
Total lease costs	150,832	162,236

Supplemental cash flow information related to the operating leases is as follows:

	For the year ended August 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	145,857	148,493

The following table provides the maturities of the operating lease liabilities as of August 31, 2024:

Operating leases
Fiscal year ending
August 2025	154,767
August 2026	153,237
August 2027	154,432
August 2028	146,373
August 2029	147,873
August 2030 and thereafter	1,217,538
Total future undiscounted lease payments	1,974,220
Less: imputed interest	462,922
Total present value of operating lease liabilities	1,511,298

Impairment loss on operating lease right-of-use assets

The Group tests its long-lived assets for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. As a result of the adverse impacts of the COVID-19 pandemic on the economic environment and change in the Group’s business strategy, the Group determines to close certain language training centers in the US resulting in four idled operating leases. The Group determines the fair value of the ROU assets based on the discounted value of estimated future cash flows from subleases, if any. For the years ended August 31, 2022, 2023 and 2024, the Group recorded impairment loss of RMB 8,861, RMB nil and RMB nil related to the ROU assets within the Overseas Schools reportable segment, respectively.